ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATIONS - Earnings (Loss) from Discontinued Operations (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Gain on disposal of Sadiola		$ 4.1	$ 0.0
Share of net earnings (loss), net of income taxes		(1.6)	(26.0)
Loss from discontinued operations		45.8	(287.8)
Net earnings (loss) from discontinued operations		4.1	(39.3)
Sadiola And Yatela
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Gain on disposal of Sadiola		4.1	0.0
Share of net earnings (loss), net of income taxes		0.0	(24.6)
Net earnings (loss) from discontinued operations		4.1	(39.3)
Sadiola
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Gain on disposal of Sadiola	$ 4.1
Share of net earnings (loss), net of income taxes		0.0	(24.7)
Loss from discontinued operations		0.0	(9.4)
Yatela
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Share of net earnings (loss), net of income taxes		0.0	0.1
Loss from discontinued operations		$ 0.0	$ (5.3)